NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JANUARY 31, 2026

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 98.29%
	Communication Services - Media & Entertainment -- 10.48%
738,200	Alphabet Inc. Class C	$249,902,846
118,845	Meta Platforms, Inc.	85,152,442
603,455	Netflix, Inc.*	50,382,458
1,011,749	Trade Desk, Inc. Class A*	30,686,347
		416,124,093

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 11.00%
869,171	Amazon.com, Inc.*	207,992,620
218,308	Home Depot, Inc.	81,775,994
732,445	O'Reilly Automotive, Inc.*	72,079,912
501,360	TJX Companies Inc	75,108,742
		436,957,268

	Consumer Discretionary - Consumer Services -- 2.72%
178,045	McDonald's Corporation	56,084,175
566,690	Starbucks Corporation	52,107,145
		108,191,320

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.08%
87,870	Costco Wholesale Corporation	82,619,767

	Consumer Staples - Food, Beverage & Tobacco -- 1.85%
981,320	The Coca-Cola Company	73,412,549

	Financials - Banks -- 1.61%
208,430	JPMorgan Chase & Co.	63,756,653

	Financials - Financial Services -- 7.31%
435,075	Intercontinental Exchange, Inc.	75,607,334
120,275	Mastercard Incorporated Class A	64,802,967
164,740	S&P Global, Inc.	86,948,125
195,120	Visa Inc. Class A	62,795,470
		290,153,896

	Financials - Insurance -- 1.59%
180,507	Aon Plc Class A	63,112,467

	Health Care - Health Care Equipment & Services -- 4.39%
685,410	Alcon AG	55,504,502
624,170	Boston Scientific Corporation*	58,378,620
163,895	Stryker Corporation	60,569,036
		174,452,158

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 7.87%
873,253	AstraZeneca PLC	81,011,681
73,260	Eli Lilly & Company	75,981,609
1,347,460	Sanofi Sponsored ADR	63,384,518
159,228	Thermo Fisher Scientific Inc.	92,130,913
		312,508,721

	Industrials - Capital Goods -- 7.37%
918,155	Carrier Global Corporation	54,703,675
155,050	Eaton Corporation plc	54,487,671
1,320,580	Fastenal Company	57,260,349

650,000	Fortive Corp.	34,326,500
151,040	Illinois Tool Works Inc.	39,460,710
438,230	Johnson Controls International plc	52,263,310
		292,502,215

	Industrials - Commercial & Professional Services -- 2.84%
259,210	Cintas Corporation	49,610,202
375,620	Waste Connections, Inc.	62,953,912
		112,564,114

	Information Technology - Semiconductors & Semiconductor Equipment -- 12.66%
237,644	Advanced Micro Devices, Inc.*	56,257,464
160,010	Broadcom Inc.	53,011,313
36,850	KLA Corporation	52,619,589
250,447	Lam Research Corporation	58,469,357
1,152,620	NVIDIA Corporation	220,300,261
288,096	Texas Instruments Incorporated	62,099,093
		502,757,077

	Information Technology - Software & Services -- 16.96%
126,549	Adobe Incorporated*	37,110,494
388,004	Atlassian Corp Class A*	45,854,313
135,503	Cadence Design Systems, Inc.*	40,157,669
406,358	Microsoft Corporation	174,851,784
222,630	Palo Alto Networks, Inc.*	39,398,831
80,000	Roper Technologies, Inc.	29,698,400
252,660	Salesforce, Inc.	53,637,191
518,000	ServiceNow, Inc.*	60,611,180
243,840	Snowflake Inc.*	46,987,968
134,712	Synopsys, Inc.*	62,656,572
216,220	Workday, Inc. Class A*	37,974,719
222,330	Zscaler, Inc.*	44,468,223
		673,407,344

	Information Technology - Technology Hardware & Equipment -- 4.31%
659,910	Apple Inc.	171,233,447

	Materials - Materials -- 3.25%
202,240	Sherwin-Williams Company	71,722,394
190,310	Vulcan Materials Company	57,195,767
		128,918,161

	TOTAL COMMON STOCKS
	(cost $1,865,096,341)	3,902,671,250

SHORT-TERM INVESTMENTS -- 1.77%
	Money Market Deposit Account -- 0.51%
$20,373,810	U.S. Bank Money Market, 3.45%	20,373,810

	Money Market Fund -- 1.26%
	First American Money Market Funds Government Obligations Fund - X Class,
50,000,000	7-day net yield, 3.61%	50,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $70,373,810)	70,373,810

	TOTAL INVESTMENTS
	(cost $1,935,470,151) - 100.06%	3,973,045,060

	LIABILITIES, NET OF OTHER ASSETS - (0.06)%	(2,439,590)

TOTAL NET ASSETS
(basis of percentages disclosed above) - 100%	$3,970,605,470

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 -10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$3,902,671,250
Money Market Deposit Account	20,373,810
Money Market Fund	50,000,000
Level 2
None	—
Level 3
None	—
Total	$3,973,045,060

(1) See Schedule above for further detail by industry.